Current Taxes and Deferred Taxes (Details) - Schedule of income tax provision - CLP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Schedule of income tax provision [Abstract]
Income taxes	$ 299,396	$ 153,084
Less:
Monthly prepaid taxes (PPM)	(182,903)	(172,683)
Credit for training expenses	(2,000)	(1,900)
Other	(2,210)	(1,139)
Total tax (receivable) payable, net	112,283	(22,638)
Current tax assets		22,949
Current tax liabilities	(112,283)	(311)
Total tax receivable (payable), net	$ (112,283)	$ 22,638